Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity File Number	001-40738
Entity Registrant Name	RENOVORX, INC.
Entity Central Index Key	0001574094
Entity Tax Identification Number	27-1448452
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4546 El Camino Real
Entity Address, Address Line Two	Suite B1
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	(650)
Local Phone Number	284-4433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RNXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable